Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following tables and supporting narrative contain information regarding Compensation Actually Paid (CAP) to our NEOs and the relationship to company performance.
Pay Versus Performance Tables (PVP)

Corporation PEOs/NEOs (1)
Year	SCT Total for PEO #1 ($)	CAP to PEO #1 ($)	SCT Total for PEO #2 ($)	CAP to PEO #2 ($)	SCT Total for PEO #3 ($)	CAP to PEO #3 ($)	ASCT Total for Non-PEO NEOs ($)(2)	ACAP to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Non-GAAP Core EPS ($)(5)
									TSR ($)	Peer Group TSR ($)(4)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	15,823,939	21,556,432	Not an NEO	Not an NEO	Not an NEO	Not an NEO	4,707,164	5,191,697	186	131	2,475	1.36
2023	16,994,840	22,616,942	Not an NEO	Not an NEO	Not an NEO	Not an NEO	3,881,976	2,111,037	166	114	2,242	1.23
2022	14,119,861	27,957,027	Not an NEO	Not an NEO	Not an NEO	Not an NEO	3,249,730	5,861,192	150	121	1,800	1.10
2021(6)	51,235,000	55,442,358	361,605	159,676	Not an NEO	Not an NEO	3,087,062	2,871,276	112	119	(102)	1.00(7)
2020	Not an NEO	Not an NEO	6,174,215	4,651,661	1,755,742	(3,237,850)	3,471,807	2,474,226	115	102	(1,318)	1.61

Utility PEOs/NEOs(1)
Year	SCT Total for PEO #1 ($)	CAP to PEO #1 ($)	SCT Total for PEO #2 ($)	CAP to PEO #2 ($)	SCT Total for PEO #3 ($)	CAP to PEO #3 ($)	SCT Total for PEO #4 ($)	CAP to PEO #4 ($)	SCT Total for PEO #5 ($)	CAP to PEO #5 ($)	SCT Total for PEO #6 ($)	CAP to PEO #6 ($)	ASCT Total for Non-PEO NEOs ($)(2)	ACAP to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:			Non-GAAP Core EPS ($)(5)
															TSR ($)	Peer Group TSR ($)(4)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	4,691,181	6,022,186	Not an NEO	Not an NEO	Not an NEO	Not an NEO	3,309,513	4,353,133	5,229,955	6,608,250	Not an NEO	Not an NEO	2,997,875	3,453,143	186	131	2,475	1.36
2023	5,340,021	6,388,002	Not an NEO	Not an NEO	Not an NEO	Not an NEO	3,748,529	4,882,561	5,397,418	6,990,446	296,755	(7,485,884)	1,263,826	(517,761)	166	114	2,242	1.23
2022	Not an NEO	Not an NEO	Not an NEO	Not an NEO	Not an NEO	Not an NEO	3,319,458	4,773,078	4,788,022	7,257,976	4,709,106	7,132,385	2,334,877	3,595,303	150	121	1,800	1.10
2021	1,619,095	1,630,236	Not an NEO	Not an NEO	Not an NEO	Not an NEO	3,074,861	3,147,964	7,484,086	7,525,239	6,508,160	6,875,783	1,503,306	1,434,284	112	119	(102)	1.00(7)
2020	Not an NEO	Not an NEO	2,082,421	1,712,587	3,630,569	3,791,428	Not an NEO	Not an NEO	Not an NEO	Not an NEO	Not an NEO	Not an NEO	1,943,221	2,183,674	115	102	(1,318)	1.61

Legend
1) SCT	–	Summary Compensation Table	3) CAP	–	Compensation Actually Paid	5) TSR	–	Total Shareholder Return
2) ASCT	–	Average Summary Compensation Table	4) ACAP	–	Average Compensation Actually Paid	6) EPS	–	Earnings Per Share

Company Selected Measure Name	Non-GAAP core EPS
Named Executive Officers, Footnote
(1) The following individuals are included as PEOs and the non-PEO NEOs in the tables above.

Year	Corporate PEOs	Utility PEOs	Corporate Non-PEO NEOs	Utility Non-PEO NEOs
2024	#1 - Patricia K. Poppe	#4 - Jason M. Glickman	Carolyn J. Burke	Stephanie N. Williams
		#5 - Marlene M. Santos	John R. Simon	Kaled H. Awada
		#1 - Sumeet Singh		Ajay Waghray

2023	#1 - Patricia K. Poppe	#4 - Jason M. Glickman	Carolyn J. Burke	Stephanie N. Williams
		#5 - Marlene M. Santos	John R. Simon	David S. Thomason
		#1 - Sumeet Singh	Christopher A. Foster	Julius Cox
#6 - Adam L. Wright
2022	#1 - Patricia K. Poppe	#4 - Jason M. Glickman	Christopher A. Foster	David S. Thomason
		#5 - Marlene M. Santos	John R. Simon	Sumeet Singh
		#6 - Adam L. Wright		Julius Cox
2021	#1 - Patricia K. Poppe	#1 - Sumeet Singh	Christopher A. Foster	David S. Thomason
	#2 - William L. Smith	#4 - Jason M. Glickman	John R. Simon	James M. Welsch
#5 - Marlene M. Santos
#6 - Adam L. Wright
2020	#2 - William L. Smith	#2 - Michael A. Lewis	Christopher A. Foster	David S. Thomason
	#3 - William D. Johnson	#3 - Andrew M. Vesey	John R. Simon	James M. Welsch
Jason P. Wells
Janet C. Loduca

Peer Group Issuers, Footnote
(2)     2023 ASCT Total for Corporate Non-PEO NEOs impacted by the mid-year departure of Christopher A. Foster. 2023 ASCT Total for Utility Non-PEO NEOs impacted by the mid-year departures of David S. Thomason and Julius Cox.
(3)     2023 ACAP to Corporate Non-PEO NEOs impacted by the mid-year departure of Christopher A. Foster. 2023 ACAP to Utility Non-PEO NEOs impacted by the mid-year departures of David S. Thomason and Julius Cox.
(4)     Dow Jones Utility Index is used to determine the peer group for TSR purposes in the PVP and is used for purposes of the performance graph in PG&E Corporation’s and the Utility’s Joint Annual Report.

Adjustment To PEO Compensation, Footnote
(8)     The following adjustments for the most recent fiscal year were made to the SCT total pay in determining CAP. As described in above in footnote (7), moderate changes were made to 2021 SCT and CAP totals for Ms. Poppe and are included, as applicable, in the table below. No deductions were required in respect of stock options as none were granted and included in the SCT during 2020 – 2024.

			Deductions from SCT Total Pay		Additions to SCT Total Pay
PEO	Year	SCT Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Fair Value of Equity Awards Calculated in Accordance with Compensation Actually Paid Requirements ($)(a)	Value of Service Cost and Prior Service Cost under the Pension Plans ($)	CAP ($)
Poppe, P	2024	15,823,939	11,723,088	31,770	17,466,255	21,096	21,556,432
	2023	16,994,840	11,750,292	33,718	17,371,069	35,043	22,616,942
	2022	14,119,861	10,069,628	13,269	23,920,063	0	27,957,027
	2021	51,235,000	41,175,002	18,198	45,400,558	0	55,442,358
Singh, S	2024	4,691,181	2,650,459	26,021	4,007,485	0	6,022,186
Glickman, J	2024	3,309,513	1,783,968	20,385	2,830,732	17,241	4,353,133
Santos, M	2024	5,229,955	3,160,150	24,941	4,542,388	20,998	6,608,250
Average for non-PEO Corporate NEOs	2024	4,707,164	2,559,449	604,482	3,517,423	131,041	5,191,697
Average for non-PEO Utility NEOs	2024	2,997,875	1,582,113	22,235	2,039,269	20,347	3,453,143
(a) The following elements comprise the equity fair values included in CAP.

PEO	Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during FY ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Adjustments Reflected in CAP ($)
Poppe, P	2024	13,955,892	4,447,391	(943,627)	0	0	6,599	17,466,255
	2023	14,764,264	3,214,553	(607,748)	0	0	0	17,371,069
	2022	14,233,562	9,320,800	365,701	0	0	0	23,920,063
	2021	45,400,558	0	0	0	0	0	45,400,558
Singh, S	2024	3,155,271	924,633	(72,929)	0	0	510	4,007,485
Glickman, J	2024	2,123,746	780,120	(76,182)	0	0	3,048	2,830,732
Santos, M	2024	3,762,038	1,159,022	(380,811)	0	0	2,139	4,542,388
Average for non-PEO Corporate NEOs	2024	3,065,827	551,178	(100,268)	0	0	686	3,517,423
Average for non-PEO Utility NEOs	2024	1,892,090	182,578	(35,649)	0	0	249	2,039,269

Non-PEO NEO Average Total Compensation Amount	$ 4,707,164	$ 3,881,976	$ 3,249,730	$ 3,087,062	$ 3,471,807
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,191,697	2,111,037	5,861,192	2,871,276	2,474,226
Adjustment to Non-PEO NEO Compensation Footnote
(8)     The following adjustments for the most recent fiscal year were made to the SCT total pay in determining CAP. As described in above in footnote (7), moderate changes were made to 2021 SCT and CAP totals for Ms. Poppe and are included, as applicable, in the table below. No deductions were required in respect of stock options as none were granted and included in the SCT during 2020 – 2024.

			Deductions from SCT Total Pay		Additions to SCT Total Pay
PEO	Year	SCT Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Fair Value of Equity Awards Calculated in Accordance with Compensation Actually Paid Requirements ($)(a)	Value of Service Cost and Prior Service Cost under the Pension Plans ($)	CAP ($)
Poppe, P	2024	15,823,939	11,723,088	31,770	17,466,255	21,096	21,556,432
	2023	16,994,840	11,750,292	33,718	17,371,069	35,043	22,616,942
	2022	14,119,861	10,069,628	13,269	23,920,063	0	27,957,027
	2021	51,235,000	41,175,002	18,198	45,400,558	0	55,442,358
Singh, S	2024	4,691,181	2,650,459	26,021	4,007,485	0	6,022,186
Glickman, J	2024	3,309,513	1,783,968	20,385	2,830,732	17,241	4,353,133
Santos, M	2024	5,229,955	3,160,150	24,941	4,542,388	20,998	6,608,250
Average for non-PEO Corporate NEOs	2024	4,707,164	2,559,449	604,482	3,517,423	131,041	5,191,697
Average for non-PEO Utility NEOs	2024	2,997,875	1,582,113	22,235	2,039,269	20,347	3,453,143
(a) The following elements comprise the equity fair values included in CAP.

PEO	Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during FY ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Adjustments Reflected in CAP ($)
Poppe, P	2024	13,955,892	4,447,391	(943,627)	0	0	6,599	17,466,255
	2023	14,764,264	3,214,553	(607,748)	0	0	0	17,371,069
	2022	14,233,562	9,320,800	365,701	0	0	0	23,920,063
	2021	45,400,558	0	0	0	0	0	45,400,558
Singh, S	2024	3,155,271	924,633	(72,929)	0	0	510	4,007,485
Glickman, J	2024	2,123,746	780,120	(76,182)	0	0	3,048	2,830,732
Santos, M	2024	3,762,038	1,159,022	(380,811)	0	0	2,139	4,542,388
Average for non-PEO Corporate NEOs	2024	3,065,827	551,178	(100,268)	0	0	686	3,517,423
Average for non-PEO Utility NEOs	2024	1,892,090	182,578	(35,649)	0	0	249	2,039,269

Compensation Actually Paid vs. Total Shareholder Return
The following charts provide a clear, visual comparison, for each of 2024, 2023, 2022, 2021, and 2020, between SCT paid to our PEOs, CAP to our PEOs, the average SCT paid to our non-PEO NEOs, and CAP to our non-PEO NEOs, to PG&E’s TSR and the peer group’s TSR for each of those years. In addition, the charts illustrate how PG&E’s TSR compares to our PVP peer group’s TSR.

Compensation Actually Paid vs. Company Selected Measure
TSR is used as a performance measure in our LTIP program, applicable to PSUs, but the peer group of companies against which LTIP TSR performance is compared and the calculation for determining the LTIP TSR performance score are different than what is shown in the above charts. Additionally, TSR has a 35% weighting in our LTIP and, accordingly, it has limited impact on the CAP. However, as LTIP awards make up a large portion of total compensation, it is a factor that impacts the value of outstanding and vested awards and thereby the CAP.
Our company-selected measure is non-GAAP core EPS, which accounts for 20% of the outcome under our STIP. Given the relatively small weight of this measure in our incentive framework, non-GAAP core EPS has a very limited relationship with CAP. We do not use GAAP net income in our incentive plans, although it is a component of non-GAAP core EPS. Accordingly, net income, like non-GAAP core EPS, has a very limited relationship with CAP. While financial measures are not heavily weighted, PG&E emphasizes many quantifiable non-financial performance measures in our incentive plans, based on operational customer and safety metrics. Details of these can be found in the Compensation Discussion & Analysis.

Total Shareholder Return Vs Peer Group
The following charts provide a clear, visual comparison, for each of 2024, 2023, 2022, 2021, and 2020, between SCT paid to our PEOs, CAP to our PEOs, the average SCT paid to our non-PEO NEOs, and CAP to our non-PEO NEOs, to PG&E’s TSR and the peer group’s TSR for each of those years. In addition, the charts illustrate how PG&E’s TSR compares to our PVP peer group’s TSR.

Tabular List, Table
For the fiscal year ending December 31, 2024, non-GAAP core EPS is the most important financial performance measure in linking CAP to PG&E Corporate and Utility’s performance and is included in the PVP tables. The other two most important measures for PVP purposes consists of the remaining financial measures identified in our Compensation Discussion & Analysis for 2024. The following table lists the collective ‘most important’ financial measures alphabetically.

Tabular List of Most Important Measures
(1) Greater affordability for customers
(2) Non-GAAP Core EPS
(3) Relative TSR

Total Shareholder Return Amount	$ 186	166	150	112	115
Peer Group Total Shareholder Return Amount	131	114	121	119	102
Net Income (Loss)	$ 2,475	$ 2,242	$ 1,800	$ (102)	$ (1,318)
Company Selected Measure Amount	1.36	1.23	1.10	1.00	1.61
Measure:: 1
Pay vs Performance Disclosure
Name	(1) Greater affordability for customers
Non-GAAP Measure Description
(5)     Non-GAAP core EPS is identified as our company-selected measure and included in column (i) of both tables. Details of the reconciliation to our audited financial statements can be found in Exhibit A of the Proxy for each respective year.
(6)     Due to an administrative error in the 2022 Annual Proxy Statement, which omitted a portion of Ms. Poppe’s relocation costs, Ms. Poppe’s “All Other Compensation” was previously reported as $573,050. Ms. Poppe’s “All Other Compensation” total and SCT total and have been corrected to $609,579 and $51,235,000 respectively. As a result, the 2021 SCT and CAP totals for Ms. Poppe, Corporation PEO #1, were previously reported as 51,198,471 and 55,405,829 respectively and have been updated in the above table to $51,235,000 and $55,442,358 respectively.
(7)     Non-GAAP core EPS for the full year 2021 was $1.00 per share on a fully diluted basis and $1.08 using a basic share count. The impact of dilution was $(0.08) per share.

Measure:: 2
Pay vs Performance Disclosure
Name	(2) Non-GAAP Core EPS
Measure:: 3
Pay vs Performance Disclosure
Name	(3) Relative TSR
Adjustment, Stock Awards, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,559,449
Adjustment, Pension Value, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	604,482
Adjustment, Fair Value of Equity Awards, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,517,423
Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,041
Adjustment, Stock Awards, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,582,113
Adjustment, Pension Value, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,235
Adjustment, Fair Value of Equity Awards, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,039,269
Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,347
Adjustment, Fair Value of Equity Awards Granted, Outstanding, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,065,827
Adjustment, Fair Value of Equity Awards Granted, Vested, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	551,178
Adjustment, Change in Fair Value for Awards Granted, Outstanding, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,268)
Adjustment, Fair Value for Awards Granted, Outstanding, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Adjustment, Fair Value for Awards Granted, Failed to Vest, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	686
Adjustment, Total, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,517,423
Adjustment, Fair Value of Equity Awards Granted, Outstanding, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,892,090
Adjustment, Fair Value of Equity Awards Granted, Vested, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,578
Adjustment, Change in Fair Value for Awards Granted, Outstanding, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,649)
Adjustment, Fair Value for Awards Granted, Outstanding, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Adjustment, Fair Value for Awards Granted, Failed to Vest, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	249
Adjustment, Total, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,039,269
PEO #1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	15,823,939	$ 16,994,840	$ 14,119,861	$ 51,235,000
PEO Actually Paid Compensation Amount	21,556,432	22,616,942	27,957,027	55,442,358
PEO #1 [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,770	33,718	13,269	18,198
PEO #1 [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,096	35,043	0	0
PEO #1 [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,723,088	11,750,292	10,069,628	41,175,002
PEO #1 [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,466,255	17,371,069	23,920,063	45,400,558
PEO #1 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,955,892	14,764,264	14,233,562	45,400,558
PEO #1 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,447,391	3,214,553	9,320,800	0
PEO #1 [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO #1 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(943,627)	(607,748)	365,701	0
PEO #1 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO #1 [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,599	0	0	0
PEO #2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				361,605	$ 6,174,215
PEO Actually Paid Compensation Amount				159,676	4,651,661
PEO #3 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,755,742
PEO Actually Paid Compensation Amount					(3,237,850)
PEO #1, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,691,181	5,340,021		1,619,095
PEO Actually Paid Compensation Amount	6,022,186	6,388,002		1,630,236
PEO #1, Pacific Gas & Electric Co [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,021
PEO #1, Pacific Gas & Electric Co [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #1, Pacific Gas & Electric Co [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,650,459
PEO #1, Pacific Gas & Electric Co [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,007,485
PEO #1, Pacific Gas & Electric Co [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,155,271
PEO #1, Pacific Gas & Electric Co [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	924,633
PEO #1, Pacific Gas & Electric Co [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #1, Pacific Gas & Electric Co [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,929)
PEO #1, Pacific Gas & Electric Co [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #1, Pacific Gas & Electric Co [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510
PEO #4, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,309,513	3,748,529	3,319,458	3,074,861
PEO Actually Paid Compensation Amount	4,353,133	4,882,561	4,773,078	3,147,964
PEO #4, Pacific Gas & Electric Co [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,385
PEO #4, Pacific Gas & Electric Co [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,241
PEO #4, Pacific Gas & Electric Co [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,783,968
PEO #4, Pacific Gas & Electric Co [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,830,732
PEO #4, Pacific Gas & Electric Co [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,123,746
PEO #4, Pacific Gas & Electric Co [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	780,120
PEO #4, Pacific Gas & Electric Co [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #4, Pacific Gas & Electric Co [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,182)
PEO #4, Pacific Gas & Electric Co [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #4, Pacific Gas & Electric Co [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,048
PEO #5, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,229,955	5,397,418	4,788,022	7,484,086
PEO Actually Paid Compensation Amount	6,608,250	6,990,446	7,257,976	7,525,239
PEO #5, Pacific Gas & Electric Co [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,941
PEO #5, Pacific Gas & Electric Co [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,998
PEO #5, Pacific Gas & Electric Co [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,160,150
PEO #5, Pacific Gas & Electric Co [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,542,388
PEO #5, Pacific Gas & Electric Co [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,762,038
PEO #5, Pacific Gas & Electric Co [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,159,022
PEO #5, Pacific Gas & Electric Co [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #5, Pacific Gas & Electric Co [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(380,811)
PEO #5, Pacific Gas & Electric Co [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #5, Pacific Gas & Electric Co [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,139
PEOs/NEOs, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,997,875	1,263,826	2,334,877	1,503,306	1,943,221
Non-PEO NEO Average Compensation Actually Paid Amount	3,453,143	(517,761)	3,595,303	1,434,284	2,183,674
Total Shareholder Return Amount	186	166	150	112	115
Peer Group Total Shareholder Return Amount	131	114	121	119	102
Net Income (Loss)	$ 2,475	$ 2,242	$ 1,800	$ (102)	$ (1,318)
Company Selected Measure Amount	1.36	1.23	1.10	1.00	1.61
PEO #6, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 296,755	$ 4,709,106	$ 6,508,160
PEO Actually Paid Compensation Amount		$ (7,485,884)	$ 7,132,385	$ 6,875,783
PEO #2, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 2,082,421
PEO Actually Paid Compensation Amount					1,712,587
PEO #3, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,630,569
PEO Actually Paid Compensation Amount					$ 3,791,428
PEO | PEO #1 [Member]
Pay vs Performance Disclosure
PEO Name	#1 - Patricia K. Poppe	#1 - Patricia K. Poppe	#1 - Patricia K. Poppe	#1 - Patricia K. Poppe	#2 - William L. Smith
PEO | PEO #2 [Member]
Pay vs Performance Disclosure
PEO Name				#2 - William L. Smith	#3 - William D. Johnson
PEO | PEO #1, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	#4 - Jason M. Glickman	#4 - Jason M. Glickman	#4 - Jason M. Glickman	#1 - Sumeet Singh	#2 - Michael A. Lewis
PEO | PEO #4, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name		#6 - Adam L. Wright		#6 - Adam L. Wright
PEO | PEO #2, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	#5 - Marlene M. Santos	#5 - Marlene M. Santos	#5 - Marlene M. Santos	#4 - Jason M. Glickman	#3 - Andrew M. Vesey
PEO | PEO #3, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	#1 - Sumeet Singh	#1 - Sumeet Singh	#6 - Adam L. Wright	#5 - Marlene M. Santos